Warrant Liability (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Number of ordinary shares issued	2,102,484	50,000
Shares issued price per share	$ 6.44
Warrants to purchase common stock	1,576,863
Fair value of warrant liability			$ (3,720)
Series A Warrant [Member]
Warrants to purchase common stock		525,621
Warrant exercise price		$ 7.73
Fair value of warrant liability				$ 0